Balance Sheets (USD $)	Mar. 31, 2012	Mar. 31, 2011
ASSETS
Cash	$ 0	$ 0
Stock subscription receivable	2,500	2,500
Total Current Assets	2,500	2,500
Total Assets	2,500	2,500
LIABILITIES AND STOCKHOLDER'S EQUITY
Accrued expenses	2,063	0
Total Current Liabilities	2,063	0
STOCKHOLDER'S EQUITY:
Common stock at $1.00 par value: 50,000 shares authorized, 50,000 shares issued and outstanding	50,000	50,000
Stock subscription receivable	(26,718)	(33,306)
Deficit accumulated during the development stage	(22,845)	(14,194)
Total Stockholder's Equity	437	2,500
Total Liabilities and Stockholder's Equity	$ 2,500	$ 2,500